Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-38652
Entity Registrant Name	X Financial
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7-8F, Block A, Aerospace Science and Technology Plaza
Entity Address, Address Line Two	No. 168, Haide Third Avenue, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518067
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001725033
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP	KPMG Huazhen LLP
Auditor Location	Shenzhen, the People’s Republic of China	Shenzhen, China
Auditor Firm ID	1113	1186
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents six Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	XYF
Security Exchange Name	NYSE
Common share
Document and Entity Information
Entity Common Stock, Shares Outstanding	234,517,901
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	136,917,901
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	97,600,000
Business Contact
Document and Entity Information
Entity Address, Address Line One	7-8F, Block A, Aerospace Science and Technology Plaza
Entity Address, Address Line Two	No. 168, Haide Third Avenue, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518067
Entity Address, Country	CN
Country Region	86
City Area Code	755
Contact Personnel Name	Mr. Frank Fuya Zheng
Local Phone Number	8628 2977
Contact Personnel Email Address	frank.zheng@xiaoying.com